Convertible Debentures - Components (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Convertible Debentures
Principal balance	$ 10,840,000	$ 2,100,000
Less: conversions into ordinary shares	(1,200,000)
Less: repayments in cash	(1,860,000)	(300,000)
Remaining balance	7,780,000	1,800,000
Less: debentures discount and debts issuance cost	(2,615,989)	(543,201)
Total	5,164,011	1,256,799
Less: non-current	(3,283,992)	(486,332)
Total current	$ 1,880,019	$ 770,467